CASH AND CASH EQUIVALENTS	12 Months Ended
Sep. 30, 2025
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4.CASH AND CASH EQUIVALENTS

The balance consists of funds in cash and banks immediately available for use in the Company’s operations. There were no restricted balances at September 30, 2025 and September 30, 2024.

	September 30, 2025	September 30, 2024
Cash in banks	$1,785,403	$1,808,052
	$1,785,403	$1,808,052